iShares
®
Neuroscience and Healthcare ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  — 73.2%
AC Immune SA
(a)
......................... 3,350 $ 10,151
ACADIA Pharmaceuticals, Inc.
(a)
............... 8,328 186,964
Acumen Pharmaceuticals, Inc.
(a)
............... 2,555 6,106
Alector, Inc.
(a)
........................... 4,108 9,736
Alkermes PLC
(a)
.......................... 6,446 217,295
Anavex Life Sciences Corp.
(a)
................. 4,943 16,510
Annexon, Inc.
(a)(b)
......................... 7,048 41,372
Argenx SE, ADR
(a)
........................ 257 200,902
Arrowhead Pharmaceuticals, Inc.
(a)
............. 3,103 228,008
Benitec Biopharma, Inc.
(a)(b)
.................. 1,798 21,666
BioArctic AB, Class B
(a)(c)
.................... 2,026 71,053
Biogen, Inc.
(a)
........................... 1,004 190,037
Biohaven Ltd.
(a)
.......................... 7,016 67,283
Bright Minds Biosciences, Inc.
(a)(b)
.............. 539 47,405
Capricor Therapeutics, Inc.
(a)
................. 2,693 90,431
Catalyst Pharmaceuticals, Inc.
(a)
............... 6,048 170,130
Centessa Pharmaceuticals PLC, ADR
(a)
.......... 5,186 204,432
Denali Therapeutics, Inc.
(a)
.................. 7,800 146,016
Design Therapeutics, Inc.
(a)(b)
................. 1,744 23,718
Dianthus Therapeutics, Inc.
(a)
................. 1,998 175,424
Dyne Therapeutics, Inc.
(a)
................... 6,966 122,253
Entrada Therapeutics, Inc.
(a)
................. 1,178 15,903
Gain Therapeutics, Inc.
(a)
.................... 2,048 3,871
Idorsia Ltd.
(a)(b)
........................... 9,565 45,098
Inhibikase Therapeutics, Inc.
(a)
................ 5,080 9,601
Larimar Therapeutics, Inc.
(a)(b)
................. 2,281 9,261
MapLight Therapeutics, Inc.
(a)(b)
............... 677 21,576
Neurocrine Biosciences, Inc.
(a)
................ 1,448 190,658
Neurogene, Inc.
(a)
......................... 678 17,689
Oncolys BioPharma, Inc.
(a)
................... 1,400 25,402
Ovid Therapeutics, Inc.
(a)
.................... 6,364 17,628
PepGen, Inc.
(a)
.......................... 3,356 5,504
Praxis Precision Medicines, Inc.
(a)
.............. 594 189,385
Prothena Corp. PLC
(a)
...................... 2,392 26,456
PTC Therapeutics, Inc.
(a)
.................... 2,938 191,146
REGENXBIO, Inc.
(a)
....................... 2,532 22,712
SanBio Co. Ltd.
(a)
......................... 3,200 38,842
Sangamo Therapeutics, Inc.
(a)(b)
............... 21,725 2,590
Santhera Pharmaceuticals Holding AG
(a)
......... 656 14,291
Sarepta Therapeutics, Inc.
(a)
................. 5,480 114,422
Scholar Rock Holding Corp.
(a)
................ 4,075 189,936
Solid Biosciences, Inc.
(a)
.................... 3,302 23,973
Taysha Gene Therapies, Inc.
(a)(b)
............... 12,369 79,038
Tonix Pharmaceuticals Holding Corp.
(a)
.......... 688 8,896
Vanda Pharmaceuticals, Inc.
(a)
................ 2,996 21,272
Voyager Therapeutics, Inc.
(a)
................. 2,514 9,377
Xenon Pharmaceuticals, Inc.
(a)
................ 4,419 247,641
3,789,060
a
Health Care Equipment & Supplies  — 6.4%
Axogen, Inc.
(a)
........................... 2,800 120,960
Brainsway Ltd., ADR
(a)
..................... 1,869 30,951
Ceribell, Inc.
(a)
........................... 1,337 26,954
ClearPoint Neuro, Inc.
(a)(b)
................... 1,418 15,853
Integra LifeSciences Holdings Corp.
(a)
........... 3,675 38,735
MicroPort NeuroScientific Corp.
(b)
.............. 18,000 23,965
NeuroPace, Inc.
(a)
........................ 1,398 23,570
Peijia Medical Ltd.
(a)(c)
...................... 26,000 20,679
Zylox-Tonbridge Medical Technology Co. Ltd., Class H
(c)
9,000 26,359
328,026
a
Security Shares Value
a
Health Care Technology  — 0.1%
BrainAurora Medical Technology Ltd.
(a)
.......... 10,000 $ 4,839
a
Pharmaceuticals  — 19.3%
Alto Neuroscience, Inc.
(a)
.................... 1,571 40,312
Axsome Therapeutics, Inc.
(a)
................. 1,144 237,666
Cognition Therapeutics, Inc.
(a)
................ 4,343 5,472
Edgewise Therapeutics, Inc.
(a)(b)
............... 4,232 131,023
Filana Therapeutics, Inc.
(a)
................... 2,457 3,563
H Lundbeck A.S. ......................... 14,762 99,239
LB Pharmaceuticals, Inc.
(a)
.................. 1,036 32,851
Medincell SA, NVS
(a)(b)
..................... 1,155 33,455
Myung In Pharma Co. Ltd. ................... 211 8,041
Neumora Therapeutics, Inc.
(a)
................. 3,060 7,558
Neuren Pharmaceuticals Ltd.
(a)
................ 6,016 54,701
Newron Pharmaceuticals SpA
(a)
............... 991 18,137
Rapport Therapeutics, Inc.
(a)
................. 1,610 53,339
Relmada Therapeutics, Inc.
(a)
................. 3,334 25,072
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 1,547 105,634
Supernus Pharmaceuticals, Inc.
(a)
.............. 3,000 144,000
1,000,063
a
Technology Hardware, Storage & Peripherals  — 0.9%
Dynavox Group AB
(a)
...................... 5,451 48,446
a
a
Total Long-Term Investments — 99.9%
(Cost: $3,648,200) .................................. 5,170,434
a
Short-Term Securities
Money Market Funds  —  9.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(d)(e)(f)
...................... 476,827 476,970
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(d)(e)
............................ 2,445 2,445
a
Total Short-Term Securities — 9.3%
(Cost: $479,376) ................................... 479,415
Total Investments — 109.2%
(Cost: $4,127,576) .................................. 5,649,849
Liabilities in Excess of Other Assets — (9.2)% ............... (475,413)
Net Assets — 100.0% ................................. $ 5,174,436
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Neuroscience and Healthcare ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,146,198  $ —  $ (669,253)
(a)
$ 21  $ 4  $ 476,970  476,827  $ 5,501
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares —  2,445
(a)
—  —  —  2,445  2,445  57  —
$ —  $ 21  $ 4
$ 479,415
$ 5,558  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,731,194  $ 439,240  $ —  $ 5,170,434
Short-Term Securities
Money Market Funds ...................................... 479,415  —  —  479,415
$ 5,210,609  $ 439,240  $ —  $ 5,649,849
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares